Borrowings Under Term Loan and Line of Credit - Schedule of debt instrument carrying amount (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Principal	$ 55,454
Term Loan
Debt Instrument [Line Items]
Principal	55,454	$ 56,454
Unamortized issuance costs	(434)	(410)
Net carrying amount	$ 55,020	$ 56,044